UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Athena Capital Advisors LLC
Address:  55 Old Bedford Road, Suite 302
          Lincoln, MA 01773

Form 13F File Number:  028-13852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann C. Burnham
Title:    VP/CCO
Phone:    (781) 274-9300

Signature, Place, and Date of Signing:

      /s/ Ann C. Burnham               Lincoln, MA             October 19, 2012
      ------------------               -----------             ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           65
                                         -----------

Form 13F Information Table Value Total:  $   275,572
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
ALTRIA GROUP INC COM                     COM      02209S103       1,953      58,503 SH       Sole                             58,503
AT&T INC COM                             COM      00206R102       4,732     125,504 SH       Sole                            125,504
BANK OF AMERICA CORPORATION CO           COM      060505104       1,129     127,829 SH       Sole                            127,829
BERKSHIRE HATHAWAY INC DEL CL            COM      084670108       5,308          40 SH       Sole                                 40
BERKSHIRE HATHAWAY INC DEL CL            COM      084670702         265       3,000 SH       Sole                              3,000
BLACKROCK ENH CAP & INC FD INC           COM      09256A109         338      25,836 SH       Sole                             25,836
BRISTOL MYERS SQUIBB CO COM              COM      110122108       1,691      50,116 SH       Sole                             50,116
CARMAX INC COM                           COM      143130102       1,233      43,577 SH       Sole                             43,577
CISCO SYS INC COM                        COM      17275R102       2,307     120,823 SH       Sole                            120,823
COHEN & STEERS CLOSED END OPPO           COM      19248P106         608      46,780 SH       Sole                             46,780
DUKE ENERGY CORP NEW COM NEW             COM      26441C204       1,233      19,023 SH       Sole                             19,023
EMMIS COMMUNICATIONS CORP CL A           COM      291525103          67      33,333 SH       Sole                             33,333
FIDELITY NATIONAL FINANCIAL IN           COM      31620R105         551      25,779 SH       Sole                             25,779
GENERAL ELECTRIC CO COM                  COM      369604103       6,311     277,909 SH       Sole                            277,909
GOLDMAN SACHS GROUP INC COM              COM      38141G104         568       5,000 SH       Sole                              5,000
GOOGLE INC CL A                          COM      38259P508         679         900 SH       Sole                                900
INTEL CORP COM                           COM      458140100         661      29,177 SH       Sole                             29,177
LULULEMON ATHLETICA INC COM              COM      550021109       2,014      27,236 SH       Sole                             27,236
MICROSOFT CORP COM                       COM      594918104       1,810      60,831 SH       Sole                             60,831
PETSMART INC COM                         COM      716768106       2,020      29,288 SH       Sole                             29,288
PITNEY BOWES INC COM                     COM      724479100         576      41,700 SH       Sole                             41,700
REYNOLDS AMERICAN INC COM                COM      761713106       5,007     115,522 SH       Sole                            115,522
STAPLES INC COM                          COM      855030102       1,152     100,000 SH       Sole                            100,000
THERMO FISHER SCIENTIFIC INC C           COM      883556102       1,040      17,686 SH       Sole                             17,686
THL CR INC COM                           COM      872438106       1,807     128,821 SH       Sole                            128,821
VERIZON COMMUNICATIONS INC COM           COM      92343V104       1,506      33,056 SH       Sole                             33,056
WHOLE FOODS MKT INC COM                  COM      966837106         663       6,812 SH       Sole                              6,812
WINDSTREAM CORP COM                      COM      97381W104         268      26,516 SH       Sole                             26,516
WMS INDS INC COM                         COM      929297109       1,048      63,980 SH       Sole                             63,980
ZIPCAR INC COM                           COM      98974X103         280      36,003 SH       Sole                             36,003
KINDER MORGAN INC DEL WT EXP 0           WT       49456B119       1,723     493,824 SH       Sole                            493,824
EATON VANCE TX MNG BY WRT OPP            FU       27828Y108       7,068     543,269 SH       Sole                            543,269
ISHARES TR DJ SEL DIV INX                FU       464287168      28,066     486,590 SH       Sole                            486,590
ISHARES TR RUSL 2000 VALU                FU       464287630         487       6,589 SH       Sole                              6,589
ISHARES TR RUSSELL 1000                  FU       464287622         531       6,687 SH       Sole                              6,687
ISHARES TR RUSSELL 2000                  FU       464287655       4,461      53,464 SH       Sole                             53,464
ISHARES TR RUSSELL 3000                  FU       464287689       8,233      97,031 SH       Sole                             97,031
ISHARES TR S&P MIDCAP 400                FU       464287507         650       6,588 SH       Sole                              6,588
ISHARES TR US PFD STK IDX                FU       464288687         331       8,306 SH       Sole                              8,306
JPMORGAN CHASE & CO ALERIAN ML           FU       46625H365         490      12,127 SH       Sole                             12,127
SPDR DOW JONES INDL AVRG ETF U           FU       78467X109         286       2,130 SH       Sole                              2,130
SPDR S&P 500 ETF TR TR UNIT              FU       78462F103      16,895     117,354 SH       Sole                            117,354
SPDR S&P MIDCAP 400 ETF TR UTS           FU       78467Y107       1,949      10,830 SH       Sole                             10,830
ASTRAZENECA PLC SPONSORED ADR            ADR      046353108       2,605      54,431 SH       Sole                             54,431
BRITISH AMERN TOB PLC SPONSORE           ADR      110448107       2,010      19,582 SH       Sole                             19,582
ISHARES INC MSCI BRIC INDX               ADR      464286657         918      24,320 SH       Sole                             24,320
QIHOO 360 TECHNOLOGY CO LTD AD           ADR      74734M109         456      20,687 SH       Sole                             20,687
VODAFONE GROUP PLC NEW SPONS A           ADR      92857W209       1,480      51,943 SH       Sole                             51,943
BLACKROCK INTL GRWTH & INC TR            FF       092524107         172      23,590 SH       Sole                             23,590
EATON VANCE TAX MNGD GBL DV EQ           FF       27829F108       1,287     146,116 SH       Sole                            146,116
EATON VANCE TXMGD GL BUYWR OPP           FF       27829C105       2,135     192,350 SH       Sole                            192,350
ISHARES DOW JONES INTERNATIONA           FF       464288448         742      23,465 SH       Sole                             23,465
ISHARES TR FTSE CHINA25 IDX              FF       464287184         466      13,462 SH       Sole                             13,462
ISHARES TR MSCI ACJPN IDX                FF       464288182       1,753      31,166 SH       Sole                             31,166
ISHARES TR MSCI EAFE INDEX               FF       464287465       7,442     140,413 SH       Sole                            140,413
ISHARES TR MSCI EMERG MKT                FF       464287234       2,743      66,383 SH       Sole                             66,383
ISHARES TR MSCI SMALL CAP                FF       464288273         726      18,770 SH       Sole                             18,770
VANGUARD INTL EQUITY INDEX FD            FF       922042858      13,520     324,060 SH       Sole                            324,060
ISHARES TR DJ US REAL EST                FR       464287739       6,421      99,739 SH       Sole                             99,739
ISHARES TR MRTG PLS CAP IDX              FR       464288539       1,020      67,880 SH       Sole                             67,880
ALPINE GLOBAL PREMIER PPTYS FD           RE       02083A103         241      32,872 SH       Sole                             32,872
CBL & ASSOC PPTYS INC COM                RE       124830100       5,294     248,085 SH       Sole                            248,085
SIMON PPTY GROUP INC NEW COM             RE       828806109     102,986     678,389 SH       Sole                            678,389
STAG INDL INC COM                        RE       85254J102         934      57,438 SH       Sole                             57,438
ENTERPRISE PRODS PARTNERS L P            LTD      293792107         226       4,225 SH       Sole                              4,225